Segment Reporting (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Number of segment	2
Percentage of total revenue for major customer	10.00%	10.00%	10.00%